12. Stock-Based Compensation (Details)	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Risk-free interest rate	0.10%
Expected term (in years)	1 year 3 months 15 days
Dividend yield	0.00%
Expected volatility	70.00%